CONCENTRATION OF RISK (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Concentration Of Risk
Revenue	$ 621,179	$ 519,752	$ 3,382,432	$ 3,109,515
Cost of revenue	$ 628,092	$ 497,824	$ 1,958,632	$ 1,708,334